UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     February 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $988,980 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    32570   577810 SH       SOLE                   577810        0        0
AMERICAN INTL GROUP INC        COM              026874107    58620   892631 SH       SOLE                   892631        0        0
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     5925   297100 SH       SOLE                   297100        0        0
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109     4490   132510 SH       SOLE                   132510        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108   107150     1219 SH       SOLE                     1219        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    28740     9789 SH       SOLE                     9789        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107      760    21998 SH       SOLE                    21998        0        0
CHUBB CORP                     COM              171232101    32165   418281 SH       SOLE                   418281        0        0
CINCINNATI FINL CORP           COM              172062101    49735  1123665 SH       SOLE                  1123665        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205    14180   245037 SH       SOLE                   245037        0        0
ENTERCOM COMMUNICATIONS CORP   CL A             293639100    15435   430076 SH       SOLE                   430076        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    81480  1105587 SH       SOLE                  1105587        0        0
FEDERAL NATL MTG ASSN          COM              313586109    43750   614368 SH       SOLE                   614368        0        0
FIFTH THIRD BANCORP            COM              316773100    63125  1334567 SH       SOLE                  1334567        0        0
GENERAL MLS INC                COM              370334104    15030   302422 SH       SOLE                   302422        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    44135   718583 SH       SOLE                   718583        0        0
HARLEY DAVIDSON INC            COM              412822108    23505   386889 SH       SOLE                   386889        0        0
HCA INC                        COM              404119109    30610   766031 SH       SOLE                   766031        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101    12975   286041 SH       SOLE                   286041        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    30670  1349992 SH       SOLE                  1349992        0        0
IMPERIAL TOBACCO GROUP PLC     SPONSORED ADR    453142101      620    11261 SH       SOLE                    11261        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    15025   216764 SH       SOLE                   216764        0        0
ISHARES TR                     1-3 YR TRS BD    464287457      495     6010 SH       SOLE                     6010        0        0
LIZ CLAIBORNE INC              COM              539320101    17235   408293 SH       SOLE                   408293        0        0
MARKEL CORP                    COM              570535104    15115    41526 SH       SOLE                    41526        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      295    12050 SH       SOLE                    12050        0        0
MILLEA HOLDINGS INC            ADR              60032R106      810    10847 SH       SOLE                    10847        0        0
MOHAWK INDS INC                COM              608190104    22155   242786 SH       SOLE                   242786        0        0
OLD REP INTL CORP              COM              680223104    12065   476896 SH       SOLE                   476896        0        0
SAGA COMMUNICATIONS            CL A             786598102    12405   736331 SH       SOLE                   736331        0        0
SIGNET GROUP PLC               SP ADR REP 10    82668L872     2210   101858 SH       SOLE                   101858        0        0
SPDR TR                        UNIT SER 1       78462F103      140     1155 SH       SOLE                     1155        0        0
STATE STR CORP                 COM              857477103    45240   921010 SH       SOLE                   921010        0        0
TESCO CORP                     COM              88157K101      825    43634 SH       SOLE                    43634        0        0
TIFFANY & CO NEW               COM              886547108    19560   611844 SH       SOLE                   611844        0        0
TJX Companies Inc              COM              872539101    43930  1748113 SH       SOLE                  1748113        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     1370    16731 SH       SOLE                    16731        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    29630   665755 SH       SOLE                   665755        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102    13440   416906 SH       SOLE                   416906        0        0
Wells Fargo & Co  Del          COM              949740104    41365   665544 SH       SOLE                   665544        0        0